Share-based plans - Material input factors (Details) - MB LTIP 2024+	Mar. 01, 2026 € / shares
Share-based plans
Share price at grant date	€ 39.78
Expected volatility of the Company's share price	32.68%
Vesting period	4 years
Risk-free interest rate for the Company's share price	2.48%